UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008

USAA
EAGLE
LOGO (R)


                                USAA INCOME Fund


                      3RD QUARTER Portfolio of Investments


                                 April 30, 2008

                                                                      (Form N-Q)

48484-0608                                    (C)2008, USAA. All rights reserved
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USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (26.7%)

               CONSUMER DISCRETIONARY (1.9%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (1.4%)
$  15,000      Daimler Finance N.A., LLC                    8.00%         6/15/2010         $ 16,062
   10,000      Toyota Motor Credit Corp. (a)                4.85          2/27/2015           10,011
                                                                                     ---------------
                                                                                              26,073
                                                                                     ---------------
               BROADCASTING & CABLE TV (0.5%)
   10,000      Comcast Cable Communications, Inc.           6.88          6/15/2009           10,262
                                                                                     ---------------
               Total Consumer Discretionary                                                   36,335
                                                                                     ---------------

               CONSUMER STAPLES (2.7%)
               -----------------------
               DRUG RETAIL (0.4%)
    9,699      CVS Corp. (b)                                6.04         12/10/2028            8,951
                                                                                     ---------------
               FOOD RETAIL (0.3%)
    5,000      Kroger Co.                                   5.50          2/01/2013            5,101
                                                                                     ---------------
               HOUSEHOLD PRODUCTS (0.9%)
   17,000      Clorox Co.                                   6.13          2/01/2011           17,460
                                                                                     ---------------
               HYPERMARKETS & SUPER CENTERS (0.3%)
    5,000      Costco Wholesale Corp.                       5.30          3/15/2012            5,193
                                                                                     ---------------
               PACKAGED FOODS & MEAT (0.8%)
   15,000      Kellogg Co.                                  6.60          4/01/2011           15,918
                                                                                     ---------------
               Total Consumer Staples                                                         52,623
                                                                                     ---------------

               ENERGY (2.8%)
               -------------
               INTEGRATED OIL & GAS (1.2%)
   21,000      ConocoPhillips                               8.75          5/25/2010           23,086
                                                                                     ---------------
               OIL & GAS DRILLING (0.3%)
    5,000      Transocean, Inc.                             5.25          3/15/2013            5,061
                                                                                     ---------------
               OIL & GAS STORAGE & TRANSPORTATION (1.3%)
   10,000      Enterprise Products Operating, LLC           6.30          9/15/2017           10,208
    5,000      Nustar Logistics, LP                         7.65          4/15/2018            5,057
   10,000      Tortoise Energy Infrastructure Corp. (c)     7.00          7/15/2044           10,000
                                                                                     ---------------
                                                                                              25,265
                                                                                     ---------------
               Total Energy                                                                   53,412
                                                                                     ---------------

               FINANCIALS (9.9%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    5,000      State Street Capital Trust III               8.25                  -(d)         5,108
                                                                                      --------------
               CONSUMER FINANCE (2.1%)
   25,200      Household Finance Corp.                      6.38         10/15/2011           26,127
    7,000      SLM Corp.                                    5.66 (e)      6/01/2009            6,805
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USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
$  10,000      SLM Corp.                                    5.38%         1/15/2013          $ 8,582
                                                                                     ---------------
                                                                                              41,514
                                                                                     ---------------
               LIFE & HEALTH INSURANCE (0.2%)
    5,000      Great-West Life & Annuity Insurance Co. (b)  7.15          5/16/2046            4,563
                                                                                     ---------------
               MULTI-LINE INSURANCE (0.4%)
    5,000      AIG Sunamerica Global Financing (b)          6.30          5/10/2011            5,175
    3,000      Oil Insurance Ltd. (b)                       7.56                  -(d)         2,628
                                                                                     ---------------
                                                                                               7,803
                                                                                     ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
    8,000      Associates Corp. of North America            6.25         11/01/2008            8,063
    6,000      Bank of America Corp.                        8.00                  -(d)         6,114
   10,000      Bank One Corp.                               7.88          8/01/2010           10,637
                                                                                     ---------------
                                                                                              24,814
                                                                                     ---------------
               PROPERTY & CASUALTY INSURANCE (1.7%)
    1,000      Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066              714
   15,000      Berkshire Hathaway Finance Corp.             4.85          1/15/2015           15,136
    5,000      MBIA Insurance Co. (b)                      14.00          1/15/2033            4,580
    5,000      Progressive Corp.                            6.70          6/15/2037            4,479
    5,000      Travelers Companies, Inc.                    6.25          3/15/2037            4,383
    5,000      XL Capital Ltd.                              6.50                  -(d)         3,505
                                                                                     ---------------
                                                                                              32,797
                                                                                     ---------------
               REGIONAL BANKS (0.7%)
    5,000      Chittenden Corp.                             5.80          2/14/2017            4,972
    8,000      Hudson United Bank                           7.00          5/15/2012            8,581
                                                                                     ---------------
                                                                                              13,553
                                                                                     ---------------
               REITS - DIVERSIFIED (0.2%)
    5,000      Liberty Property, LP                         6.63         10/01/2017            4,727
                                                                                     ---------------
               REITS - RETAIL (1.9%)
    9,000      Chelsea Property Group                       6.00          1/15/2013            9,150
    5,000      National Retail Properties, Inc.             6.88         10/15/2017            4,802
   15,000      Pan Pacific Retail Properties, Inc.          7.95          4/15/2011           16,039
    5,000      Rouse Co.                                    5.38         11/26/2013            4,228
    2,000      Rouse Co. LP (b)                             6.75          5/01/2013            1,796
                                                                                     ---------------
                                                                                              36,015
                                                                                     ---------------
               REITS - SPECIALIZED (0.3%)
    5,000      Nationwide Health Properties, Inc.           6.25          2/01/2013            4,977
                                                                                     ---------------
               THRIFTS & MORTGAGE FINANCE (0.8%)
    5,000      Countrywide Financial Corp.                  5.80          6/07/2012            4,771
   12,000      Washington Mutual, Inc.                      8.25          4/01/2010           11,405
                                                                                     ---------------
                                                                                              16,176
                                                                                     ---------------
               Total Financials                                                              192,047
                                                                                     ---------------

               HEALTH CARE (0.9%)
               ------------------
               BIOTECHNOLOGY (0.5%)
   10,000      Genentech, Inc.                              4.75          7/15/2015            9,991
                                                                                     ---------------
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USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
$   2,500      Thermo Fisher Scientific, Inc.               5.00%         6/01/2015          $ 2,325
                                                                                     ---------------
               MANAGED HEALTH CARE (0.3%)
    5,000      Highmark, Inc. (b)                           6.80          8/15/2013            5,576
                                                                                     ---------------
               Total Health Care                                                              17,892
                                                                                     ---------------

               INDUSTRIALS (2.8%)
               ------------------
               BUILDING PRODUCTS (0.4%)
    8,000      USG Corp.                                    6.30         11/15/2016            6,640
                                                                                     ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   10,000      John Deere Capital Corp.                     5.10          1/15/2013           10,222
                                                                                     ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
   10,000      Waste Management, Inc.                       7.38          8/01/2010           10,584
                                                                                     ---------------
               INDUSTRIAL MACHINERY (0.5%)
   10,000      Danaher Corp.                                5.63          1/15/2018           10,239
                                                                                     ---------------
               RAILROADS (0.8%)
    2,058      CSX Transportation Inc.                      9.75          6/15/2020            2,527
    2,842      Norfolk Southern Railway Co.                 9.75          6/15/2020            3,611
   10,000      TTX Co. (b)                                  5.40          2/15/2016            9,699
                                                                                     ---------------
                                                                                              15,837
                                                                                     ---------------
               Total Industrials                                                              53,522
                                                                                     ---------------

               INFORMATION TECHNOLOGY (0.5%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.5%)
    5,000      Cisco Systems, Inc.                          5.50          2/22/2016            5,187
    5,000      Harris Corp.                                 5.95         12/01/2017            5,078
                                                                                     ---------------
                                                                                              10,265
                                                                                     ---------------
               Total Information Technology                                                   10,265
                                                                                     ---------------

               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    4,000      Qwest Communications International, Inc.     7.25          2/15/2011            3,990
    2,000      Sprint Capital Corp.                         7.63          1/30/2011            1,896
                                                                                     ---------------
                                                                                               5,886
                                                                                     ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    4,500      US Unwired, Inc.                            10.00          6/15/2012            4,264
                                                                                     ---------------
               Total Telecommunication Services                                               10,150
                                                                                     ---------------

               UTILITIES (4.7%)
               ----------------
               ELECTRIC UTILITIES (2.5%)
    1,890      FPL Energy American Wind (b)                 6.64          6/20/2023            1,822
    5,000      FPL Group Capital, Inc.                      7.30          9/01/2067            4,856
    5,000      Gulf Power Co.                               4.90         10/01/2014            4,928
   10,000      Northern States Power Co.                    8.00          8/28/2012           11,311
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USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
$   2,245      Power Contract Financing (b)                 6.26%         2/01/2010   $        2,287
    5,000      PPL Energy Supply, LLC                       6.20          5/15/2016            4,958
    8,299      Tristate General & Transport Association (b) 6.04          1/31/2018            8,375
   10,000      West Penn Power Co.                          6.63          4/15/2012           10,643
                                                                                     ---------------
                                                                                              49,180
                                                                                     ---------------
               GAS UTILITIES (1.7%)
    8,000      AGL Capital Corp.                            6.38          7/15/2016            8,047
    5,000      Enbridge Energy Partners, LP                 5.35         12/15/2014            4,922
    2,000      Enbridge Energy Partners, LP                 8.05         10/01/2037            1,901
    8,000      Gulfstream Natural Gas Systems, LLC (b)      5.56         11/01/2015            7,867
    5,000      Questar Pipeline Co.                         5.83          2/01/2018            4,836
    5,000      Southern Star Central Gas Pipeline, Inc. (b) 6.00          6/01/2016            4,987
                                                                                     ---------------
                                                                                              32,560
                                                                                     ---------------
               MULTI-UTILITIES (0.2%)
    5,000      South Carolina Electric & Gas Co.            5.30          5/15/2033            4,576
                                                                                     ---------------
               WATER UTILITIES (0.3%)
    5,000      American Water Capital Corp. (b)             6.09         10/15/2017            4,982
                                                                                     ---------------
               Total Utilities                                                                91,298
                                                                                     ---------------
               Total Corporate Obligations (cost: $512,291)                                  517,544
                                                                                     ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (10.8%)

               ENERGY (0.7%)
               -------------
               OIL & GAS DRILLING (0.2%)
    4,818      Delek & Avner-Yam Tethys Ltd. (b)            4.34 (e)      8/01/2013            4,813
                                                                                     ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000      Canadian Natural Resources Ltd.              5.70          5/15/2017            5,022
                                                                                     ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
    5,000      GS Caltex Corp. (b)                          5.50         10/15/2015            4,613
                                                                                     ---------------
               Total Energy                                                                   14,448
                                                                                     ---------------

               FINANCIALS (6.4%)
               -----------------
               DIVERSIFIED BANKS (5.1%)
    5,000      ANZ Capital Trust I (b)                      4.48                  -(d)         4,708
    6,000      Banco Santander (a),(b)                      5.38         12/09/2014            5,752
    5,000      Barclays Bank plc (b)                        6.05         12/04/2017            4,895
    5,180      Barclays Bank plc (b)                        7.38                  -(d)         5,015
    5,000      BNP Paribas (b)                              7.20                  -(d)         4,704
    5,000      Canadian Imperial Bank Corp. (b)             7.26          4/10/2032            5,072
   20,000      Landesbank Baden-Wuerttemberg                6.35          4/01/2012           22,076
   10,000      Lloyds TSB Group plc (b)                     6.27                  -(d)         8,325
    5,000      Mizuho Capital Investment 1 Ltd. (b)         6.69                  -(d)         4,410
   10,000      MUFG Capital Finance 1 Ltd.                  6.35                  -(d)         9,052
   15,000      Nordea Bank AB (b)                           5.25         11/30/2012           14,990
    5,000      Standard Chartered Bank (b)                  6.40          9/26/2017            5,129
    5,000      Sumitomo Mitsui Financial Group (b)          6.08                  -(d)         4,481
                                                                                     ---------------
                                                                                              98,609
                                                                                     ---------------
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USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
$   5,000      ZFS Finance USA Trust II (b)                 6.45%        12/15/2065   $        4,411
                                                                                     ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
    5,000      Catlin Insurance Co. Ltd. (b)                7.25                  -(d)         4,177
                                                                                     ---------------
               REGIONAL BANKS (0.4%)
    5,000      Glitnir Banki hf (b)                         6.38          9/25/2012            4,328
    5,000      Kaupthing Bank hf (b)                        7.13          5/19/2016            4,043
                                                                                     ---------------
                                                                                               8,371
                                                                                     ---------------
               REITS - RETAIL (0.5%)
   10,000      Westfield Capital Corp. (b)                  5.13         11/15/2014            9,285
                                                                                     ---------------
               Total Financials                                                              124,853
                                                                                     ---------------

               GOVERNMENT (2.0%)
               -----------------
               FOREIGN GOVERNMENT (2.0%)
   25,000      Region of Lombardy                           5.80         10/25/2032           27,237
   10,000      Republic of Poland                           5.25          1/15/2014           10,558
                                                                                     ---------------
                                                                                              37,795
                                                                                     ---------------
               Total Government                                                               37,795
                                                                                     ---------------

               INDUSTRIALS (0.5%)
               ------------------
               BUILDING PRODUCTS (0.5%)
   10,000      CRH America, Inc.                            6.00          9/30/2016            9,411
                                                                                     ---------------

               MATERIALS (1.2%)
               ----------------
               DIVERSIFIED METALS & MINING (0.2%)
    5,000      Glencore Funding, LLC (b)                    6.00          4/15/2014            4,780
                                                                                     ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
   10,000      Agrium, Inc.                                 8.25          2/15/2011           10,853
    8,000      Yara International ASA (b)                   5.25         12/15/2014            7,745
                                                                                     ---------------
                                                                                              18,598
                                                                                     ---------------
               Total Materials                                                                23,378
                                                                                     ---------------
               Total Eurodollar and Yankee Obligations (cost: $214,264)                      209,885
                                                                                     ---------------

               ASSET-BACKED SECURITIES (1.3%)

               FINANCIALS (1.2%)
               -----------------
               ASSET-BACKED FINANCING (1.2%)
    4,000      Banc of America Securities Auto Trust        5.51          2/19/2013            3,840
    3,000      Capital One Auto Finance Trust (INS)         4.71          6/15/2012            2,786
    5,000      Capital One Auto Finance Trust               2.75 (e)      5/15/2013            4,194
    3,000      Citibank Credit Card Issuance Trust          5.70          5/15/2013            2,753
    5,000      CPS Auto Receivables Trust (INS)(f)          6.48          7/15/2013            4,667
    3,333      Rental Car Finance Corp. (INS)(b)            3.10 (e)      6/25/2009            3,330
      520      USXL Funding, LLC (INS)(b)                   5.38          4/15/2014              478
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USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
$   2,000      WFS Financial Owner Trust                    4.76%         5/17/2013          $ 1,880
                                                                                     ---------------
                                                                                              23,928
                                                                                     ---------------
               Total Financials                                                               23,928
                                                                                     ---------------

               INDUSTRIALS (0.1%)
               ------------------
               AIRLINES (0.1%)
    1,225      America West Airlines, Inc.                  6.85          7/02/2009            1,199
                                                                                     ---------------
               Total Asset-Backed Securities (cost: $24,863)                                  25,127
                                                                                     ---------------

               COMMERCIAL MORTGAGE SECURITIES (18.4%)

               FINANCIALS (18.4%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (18.3%)
    9,280      Banc of America Commercial Mortgage, Inc.    5.79          5/11/2035            9,461
   10,000      Banc of America Commercial Mortgage, Inc.    4.65          9/11/2036            9,817
    5,125      Banc of America Commercial Mortgage, Inc.    5.11 (e)     11/10/2042            4,787
    5,000      Banc of America Commercial Mortgage, Inc.    4.77          7/10/2043            4,485
   10,000      Banc of America Commercial Mortgage, Inc.    5.72 (e)      5/10/2045           10,220
   11,000      Banc of America Commercial Mortgage, Inc.    5.18 (e)      9/10/2047           10,951
    5,008      Bear Stearns Commercial Mortgage
                 Securities, Inc. (b)                       6.00          6/16/2030            4,531
   11,545      Bear Stearns Commercial Mortgage
                 Securities, Inc.                           5.46 (e)      3/11/2039           11,352
    4,000      Chase Commercial Mortgage Securities Corp.   6.56          5/18/2030            3,992
    7,000      Citigroup Commercial Mortgage Trust          5.40 (e)      7/15/2044            6,452
    5,000      Citigroup Commercial Mortgage Trust (b)      4.83          9/20/2051            4,592
   12,000      Commercial Mortgage Trust                    5.12          6/10/2044           11,840
    8,000      Credit Suisse First Boston Mortgage
                 Capital                                    5.55 (e)      2/15/2039            7,987
    9,679      Credit Suisse First Boston Mortgage
                 Securities Corp.                           6.38         12/18/2035           10,027
   10,000      Credit Suisse First Boston Mortgage
                 Securities Corp.                           4.81          2/15/2038            9,852
   11,100      Credit Suisse First Boston Mortgage
                 Securities Corp.                           5.23         12/15/2040           10,997
    9,108      First Union National Bank Commercial
                 Mortgage Trust                             7.39         12/15/2031            9,404
   10,000      GE Commercial Mortgage Corp.                 5.34 (e)      3/10/2044            9,785
   12,215      J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           4.82          9/12/2037           12,104
   10,000      J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           4.99          9/12/2037            9,070
    5,000      J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.04         10/15/2042            4,534
   10,000      J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.49          4/15/2043            9,803
   10,000      J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.18 (e)     12/15/2044            9,955
   10,000      J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.88 (e)      4/15/2045           10,005
    2,500      J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                           5.03 (e)      3/15/2046            2,124
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USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
$   7,000      LB UBS Commercial Mortgage Trust             4.58%         8/15/2029   $        6,909
   10,000      LB UBS Commercial Mortgage Trust             4.95          9/15/2030            9,792
    7,000      LB UBS Commercial Mortgage Trust             5.34          9/15/2039            6,877
    7,000      Merrill Lynch Mortgage Trust                 5.62          7/12/2034            7,091
   10,000      Merrill Lynch Mortgage Trust                 5.02          7/12/2038            9,761
   12,550      Morgan Stanley Capital I, Inc.               4.59          4/14/2040           12,330
    7,000      Morgan Stanley Capital I, Inc.               5.80 (e)      8/12/2041            7,010
    5,350      Morgan Stanley Capital I, Inc.               5.17          1/14/2042            5,340
   10,000      Morgan Stanley Capital I, Inc.               5.69          7/12/2044           10,055
    6,000      Morgan Stanley Capital I, Inc.               4.85          6/12/2047            5,816
   11,425      Morgan Stanley Capital I, Inc.               5.17         10/12/2052           11,127
    4,000      Nationslink Funding Corp. (b)                6.80 (e)      1/20/2031            4,001
      574      Salomon Brothers Mortgage Securities VII,
                 Inc.                                       6.34         12/18/2033              575
    5,000      Timberstar Trust (b)                         5.88         10/15/2036            4,375
   10,000      Wachovia Bank Commercial Mortgage Trust      5.08          3/15/2042            9,880
    5,000      Wachovia Bank Commercial Mortgage Trust      4.66          4/15/2042            4,976
   10,500      Wachovia Bank Commercial Mortgage Trust      4.81          4/15/2042           10,180
   10,000      Wachovia Bank Commercial Mortgage Trust      4.61          5/15/2044            9,841
   10,350      Wachovia Bank Commercial Mortgage Trust      5.17 (e)     10/15/2044           10,265
                                                                                     ---------------
                                                                                             354,328
                                                                                     ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
   27,750      Bear Stearns Commercial Mortgage
                 Securities, Inc., acquired 6/17/2004;
                 cost $1,614(b),(g)                         2.06          5/14/2016              528
   53,863      Greenwich Capital Commercial Funding Corp.,
                 acquired 8/13/2003; cost $3,043(b),(g)     2.22          1/11/2035            1,599
   25,565      Wachovia Bank Commercial Mortgage Trust,
                 acquired 8/06/2003; cost $1,292(b),(g)     0.99          4/15/2035              655
                                                                                     ---------------
                                                                                               2,782
                                                                                     ---------------
               Total Financials                                                              357,110
                                                                                     ---------------
               Total Commercial Mortgage Securities (cost: $354,047)                         357,110
                                                                                     ---------------

               U.S. GOVERNMENT AGENCY ISSUES (20.3%)(H)

               DEBENTURES (0.5%)
   10,000      Fannie Mae (+)                               5.42 (e)      2/17/2009           10,096
                                                                                     ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (19.0%)
   25,687      Fannie Mae (+)                               5.00          6/01/2033           25,328
   16,663      Fannie Mae (+)                               5.50          7/01/2021           16,991
   19,092      Fannie Mae (+)                               5.50          9/01/2035           19,232
   10,075      Fannie Mae (+)                               5.50         10/01/2035           10,149
   16,264      Fannie Mae (+)                               5.50          1/01/2036           16,384
   20,086      Fannie Mae (+)                               5.50          4/01/2036           20,234
   22,409      Fannie Mae (+)                               5.50          2/01/2037           22,564
   20,226      Fannie Mae (+)                               5.50          3/01/2037           20,361
   14,363      Fannie Mae (+)                               5.50         11/01/2037           14,459
   23,556      Fannie Mae (+)                               6.00          5/01/2036           24,113
   18,998      Fannie Mae (+)                               6.00          6/01/2036           19,448
    2,290      Fannie Mae (+)                               6.50          4/01/2031            2,388
       48      Fannie Mae (+)                               6.50          7/01/2031               50

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                           of INVESTMENTS
                           (continued)

USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
$   3,916      Fannie Mae (+)                               6.50%         3/01/2032      $     4,078
      103      Fannie Mae (+)                               7.00         10/01/2022              109
       82      Fannie Mae (+)                               7.00          3/01/2023               87
      382      Fannie Mae (+)                               7.00          4/01/2023              407
    5,730      Freddie Mac (+)                              5.00          6/01/2020            5,778
   17,995      Freddie Mac (+)                              5.00          1/01/2021           18,147
   16,445      Freddie Mac (+)                              5.50         11/01/2020           16,787
    7,614      Freddie Mac (+)                              5.50         12/01/2020            7,772
    9,708      Freddie Mac (+)                              5.50         12/01/2035            9,789
   23,787      Freddie Mac (+)                              5.50          4/01/2036           23,973
   13,621      Government National Mortgage Assn. I         5.00          8/15/2033           13,526
    1,120      Government National Mortgage Assn. I         6.00          8/15/2028            1,158
      882      Government National Mortgage Assn. I         6.00          9/15/2028              911
    9,375      Government National Mortgage Assn. I         6.00          9/15/2028            9,684
    1,363      Government National Mortgage Assn. I         6.00          9/15/2028            1,408
    2,415      Government National Mortgage Assn. I         6.00         10/15/2028            2,496
    1,247      Government National Mortgage Assn. I         6.00          1/15/2029            1,289
      253      Government National Mortgage Assn. I         6.00          1/15/2029              262
    1,156      Government National Mortgage Assn. I         6.00          1/15/2029            1,195
    1,691      Government National Mortgage Assn. I         6.00          1/15/2033            1,744
       32      Government National Mortgage Assn. I         6.50          6/15/2023               34
      516      Government National Mortgage Assn. I         6.50          7/15/2023              538
       75      Government National Mortgage Assn. I         6.50          7/15/2023               78
      277      Government National Mortgage Assn. I         6.50          9/15/2023              289
      402      Government National Mortgage Assn. I         6.50         10/15/2023              420
       75      Government National Mortgage Assn. I         6.50         10/15/2023               78
      631      Government National Mortgage Assn. I         6.50         10/15/2023              659
    1,176      Government National Mortgage Assn. I         6.50         12/15/2023            1,228
      610      Government National Mortgage Assn. I         6.50         12/15/2023              637
      317      Government National Mortgage Assn. I         6.50          1/15/2024              331
      544      Government National Mortgage Assn. I         6.50          2/15/2024              568
      266      Government National Mortgage Assn. I         6.50          4/15/2026              277
    1,480      Government National Mortgage Assn. I         6.50          5/15/2028            1,545
    3,381      Government National Mortgage Assn. I         6.50         10/15/2031            3,533
      161      Government National Mortgage Assn. I         7.00          5/15/2023              173
      169      Government National Mortgage Assn. I         7.00          5/15/2023              181
      188      Government National Mortgage Assn. I         7.00          5/15/2023              202
      189      Government National Mortgage Assn. I         7.00          5/15/2023              203
      323      Government National Mortgage Assn. I         7.00          6/15/2023              347
      292      Government National Mortgage Assn. I         7.00          6/15/2023              313
      151      Government National Mortgage Assn. I         7.00          6/15/2023              163
      932      Government National Mortgage Assn. I         7.00          8/15/2023            1,001
      182      Government National Mortgage Assn. I         7.00          8/15/2023              196
      613      Government National Mortgage Assn. I         7.00          8/15/2023              658
      103      Government National Mortgage Assn. I         7.00          8/15/2023              111
      326      Government National Mortgage Assn. I         7.00          9/15/2023              350
      135      Government National Mortgage Assn. I         7.00          1/15/2026              145
       40      Government National Mortgage Assn. I         7.00          3/15/2026               43
       37      Government National Mortgage Assn. I         7.00          3/15/2026               40
      959      Government National Mortgage Assn. I         7.00         10/15/2027            1,029
      769      Government National Mortgage Assn. I         7.00          6/15/2029              824
      500      Government National Mortgage Assn. I         7.00          6/15/2029              536
      366      Government National Mortgage Assn. I         7.00          7/15/2029              393
      711      Government National Mortgage Assn. I         7.00          8/15/2031              762

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--------------------------------------------------------------------------------
                           of INVESTMENTS
                           (continued)

USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
$     464      Government National Mortgage Assn. I         7.00%         7/15/2032    $         497
      671      Government National Mortgage Assn. I         7.50          7/15/2023              723
      671      Government National Mortgage Assn. I         7.50          6/15/2026              723
      244      Government National Mortgage Assn. I         7.50          6/15/2026              263
      679      Government National Mortgage Assn. I         7.50          7/15/2026              731
      439      Government National Mortgage Assn. I         7.50          5/15/2027              473
      636      Government National Mortgage Assn. I         7.50          2/15/2028              685
      564      Government National Mortgage Assn. I         7.50         12/15/2028              607
      477      Government National Mortgage Assn. I         7.50          8/15/2029              513
    4,028      Government National Mortgage Assn. II        5.50          4/20/2033            4,083
    4,092      Government National Mortgage Assn. II        6.00          8/20/2032            4,218
    2,760      Government National Mortgage Assn. II        6.00          9/20/2032            2,844
    1,148      Government National Mortgage Assn. II        6.50          8/20/2031            1,198
                                                                                     ---------------
                                                                                             367,744
                                                                                     ---------------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.8%)
    2,934      Perforadora Centrale S.A. de C.V. "A,"
                 Title XI                                   5.24         12/15/2018            3,164
   10,000      Totem Ocean Trailer Express, Inc., Title
                 XI                                         6.37          4/15/2028           11,880
                                                                                     ---------------
                                                                                              15,044
                                                                                     ---------------
               Total U.S. Government Agency Issues (cost: $383,001)                          392,884
                                                                                     ---------------

               U.S. TREASURY SECURITIES (8.6%)

               BONDS (1.2%)
   20,771      5.25%, 11/15/2028(a)                                                           22,786
                                                                                     ---------------

               INFLATION-INDEXED NOTES (2.8%)
   50,533      2.38%, 1/15/2025(a)                                                            53,178
                                                                                     ---------------

               NOTES (4.6%)
   38,000      4.00%, 2/15/2014(a)                                                            39,716
   42,000      4.63%, 2/15/2017(a)                                                            44,947
    5,000      4.50%, 5/15/2017(a)                                                             5,300
                                                                                     ---------------
                                                                                              89,963
                                                                                     ---------------
               Total U.S. Treasury Securities (cost: $157,264)                               165,927
                                                                                     ---------------

               MUNICIPAL BONDS (3.7%)

               APPROPRIATED DEBT (0.1%)
    2,935      New Jersey EDA                               5.18         11/01/2015            2,970
                                                                                     ---------------
               CASINOS & GAMING (0.2%)
    5,000      Mashantucket (Western) Pequot Tribe (b)      5.91          9/01/2021            4,542
                                                                                     ---------------
               EDUCATION (0.4%)
    5,000      District of Columbia (c)                     4.15          4/01/2041            5,000

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--------------------------------------------------------------------------------
                           of INVESTMENTS
                           (continued)

USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
$   2,100      District of Columbia (c)                     5.01%         4/01/2041     $      2,100
                                                                                     ---------------
               Total Education                                                                 7,100
                                                                                     ---------------
               ELECTRIC/GAS UTILITIES (0.4%)
    2,795      North Carolina Eastern Municipal Power
                 Agency                                     5.55          1/01/2013            2,833
    4,900      North Carolina Municipal Power Agency
                    (INS)(c)                                4.25          1/01/2018            4,900
                                                                                     ---------------
                                                                                               7,733
                                                                                     ---------------
               ESCROWED BONDS (0.1%)
    1,000      New Jersey Turnpike Auth. (INS)(PRE)         4.25          1/01/2016              997
                                                                                     ---------------
               GENERAL OBLIGATION (0.1%)
    2,200      Marin County (INS)                           4.89          8/01/2016            2,134
                                                                                     ---------------
               HOSPITAL (0.6%)
   11,000      South Carolina Jobs EDA (INS)(c)             4.99          8/01/2035           11,000
                                                                                     ---------------
               OIL & GAS REFINING & MARKETING (0.5%)
    9,500      Harris County                                5.68          3/01/2023            9,529
                                                                                     ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.4%)
    4,925      Nassau County Interim Finance Auth.
                 (INS)(c)                                   3.90         11/15/2024            4,925
    2,000      New York Housing Finance Agency              5.18          9/15/2010            2,043
                                                                                     ---------------
                                                                                               6,968
                                                                                     ---------------
               TOLL ROADS (0.9%)
   19,000      New Jersey Turnpike Auth. (INS)              4.25          1/01/2016           18,172
                                                                                     ---------------
               Total Municipal Bonds (cost: $72,355)                                          71,145
                                                                                     ---------------

  PRINCIPAL
     AMOUNT                                                                                   MARKET
    $(000)/                                                                                    VALUE
     SHARES    SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (6.5%)

               CONSUMER STAPLES (0.3%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
   70,000      Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                 perpetual  (b)                                                                5,742
                                                                                     ---------------

               FINANCIALS (6.2%)
               -----------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
  250,000      Ace Ltd., depositary shares, Series C, 7.80%, cumulative redeemable,
                 perpetual                                                                     6,195
                                                                                     ---------------
               REINSURANCE (0.2%)
   $5,000      Swiss Re Capital I LP, 6.85%, perpetual  (a),(b)                                4,544
                                                                                     ---------------

                                                                              11

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--------------------------------------------------------------------------------
                           of INVESTMENTS
                           (continued)

USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL
     AMOUNT                                                                                   MARKET
    $(000)/                                                                                    VALUE
     SHARES    SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------
               REITS - INDUSTRIAL (1.1%)
  120,000      AMB Property Corp., Series O, 7.00%, cumulative redeemable,
                 perpetual                                                            $        2,786
   18,000      AMB Property Corp., Series P,  6.85%, cumulative redeemable,
                 perpetual                                                                       421
  344,500      Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable,
                 perpetual                                                                    17,925
                                                                                     ---------------
                                                                                              21,132
                                                                                     ---------------
               REITS - OFFICE (1.0%)
   51,050      Duke Realty Corp. depositary shares, Series N, 7.25%, cumulative
                 redeemable, perpetual                                                         1,210
  614,000      Duke Realty Corp., Series M, 6.95%, cumulative redeemable,
                 perpetual (a)                                                                13,907
  200,000      HRPT Properties Trust, Series C, 7.13%, cumulative redeemable,
                 perpetual                                                                     4,302
                                                                                     ---------------
                                                                                              19,419
                                                                                     ---------------
               REITS - RESIDENTIAL (1.3%)
  203,000      BRE Properties, Inc., Series C, 6.75%, cumulative redeemable,
                 perpetual                                                                     4,466
  142,500      Equity Residential Properties Trust, depositary shares, Series K,
                 8.29%, cumulative redeemable, perpetual                                       7,704
  250,000      Post Properties, Inc., Series A, 8.50%, cumulative redeemable,
                 perpetual                                                                    12,617
                                                                                     ---------------
                                                                                              24,787
                                                                                     ---------------
               REITS - RETAIL (1.9%)
  200,000      Developers Diversified Realty Corp.,Series I, 7.50%, cumulative
                 redeemable, perpetual                                                         4,575
  415,000      Kimco Realty Corp., depositary shares, Series F, 6.65%,
                 cumulative redeemable, perpetual                                              9,260
  400,000      Realty Income Corp., Class D, 7.38%, cumulative redeemable,
                 perpetual                                                                     9,837
  374,300      Regency Centers Corp., Series D, 7.25%, cumulative redeemable,
                 perpetual                                                                     8,672
  201,500      Weingarten Realty Investors, depositary shares, Series D, 6.75%,
                 cumulative redeemable, perpetual                                              4,588
                                                                                     ---------------
                                                                                              36,932
                                                                                     ---------------
               REITS - SPECIALIZED (0.4%)
  350,000      Public Storage, Inc., Series Z, 6.25%, cumulative redeemable,
                 perpetual                                                                     7,230
                                                                                     ---------------
               Total Financials                                                              120,239
                                                                                     ---------------
               Total Preferred Securities (cost: $132,194)                                   125,981
                                                                                     ---------------

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (3.0%)

               COMMERCIAL PAPER (1.2%)

               CONSUMER DISCRETIONARY (0.8%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.8%)
$  14,579      Volkswagen of America  (b),(i)               2.90%         5/01/2008           14,579
                                                                                     ---------------

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                           of INVESTMENTS
                           (continued)

USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------

               MATERIALS (0.4%)
               ----------------
               PAPER PACKAGING (0.4%)
$   8,371      Sonoco Products Co.                          2.90%         5/01/2008          $ 8,371
                                                                                     ---------------
               Total Commercial Paper                                                         22,950
                                                                                     ---------------

               VARIABLE-RATE DEMAND NOTES (1.8%)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               HOME FURNISHINGS (0.2%)
    3,670      IDB of the Parish of Caddo, Inc.  (LOC -
                 Capital One, N.A.)                         7.50          7/01/2024            3,670
                                                                                     ---------------

               FINANCIALS (0.2%)
               -----------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
    1,600      Vista Funding Corp.  (LOC - Huntington
                 National Bank)                             4.14          3/01/2019            1,600
    3,055      Wryneck Ltd.  (LOC - Huntington National
                 Bank)                                      4.00          1/01/2020            3,055
                                                                                     ---------------
                                                                                               4,655
                                                                                     ---------------
               Total Financials                                                                4,655
                                                                                     ---------------

               MUNICIPAL BONDS (1.4%)
               ----------------------
               MUNICIPAL FINANCE (0.6%)
   11,810      Sunshine State Governmental Financing
                 Commission (INS)(LIQ)                      6.75          7/01/2016           11,810
                                                                                     ---------------
               WATER/SEWER UTILITY (0.8%)
   14,685      Harrisburg Auth. (INS)(NBGA)                 6.00          7/15/2029           14,685
                                                                                     ---------------
               Total Municipal Bonds                                                          26,495
                                                                                     ---------------
               Total Variable-Rate Demand Notes                                               34,820
                                                                                     ---------------
               Total Money Market Instruments
               (cost: $57,770)                                                                57,770
                                                                                     ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
               SECURITIES LOANED (8.8%)

               COMMERCIAL PAPER (2.0%)

               FINANCIALS (2.0%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
   22,000      Ranger Funding Co., LLC  (b),(i)             2.39 (j)      5/01/2008           22,000
   17,000      Park Avenue Receivables  (b)                 2.54 (j)      5/01/2008           17,000
                                                                                     ---------------
                                                                                              39,000
                                                                                     ---------------
               Total Financials                                                               39,000
                                                                                     ---------------
               Total Commercial Paper                                                         39,000
                                                                                     ---------------

                                                                              13

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--------------------------------------------------------------------------------
                           of INVESTMENTS
                           (continued)

USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL                                                                                   MARKET
     AMOUNT                                                COUPON                              VALUE
      (000)    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (5.2%)
$  27,000      Credit Suisse First Boston LLC, 1.98%,
                 acquired on 4/30/2008 and due 5/01/2008
                 at $27,000 (collateralized by $27,765 of
                 Freddie Mac(h,+), 2.03% - 2.07%(j), due
                 9/10/2008 - 9/18/2008; combined market
                 value $27,544)                                                       $       27,000
   74,000      Deutsche Bank Securities, Inc., 1.97%,
                 acquired on 4/30/2008 and due 5/01/2008
                 at $74,000 (collateralized by $44,465 of
                 Freddie Mac(h,+), 5.19%,(j) due
                 9/15/2029; $58,693 of Fannie Mae(h,+),
                 5.50% - 5.70%, due 3/15/2011 - 3/27/2023;
                 combined market value  $75,480)                                              74,000
                                                                                     ---------------
               Total Repurchase Agreements                                                   101,000
                                                                                     ---------------

                                                                                              MARKET
     NUMBER                                                COUPON                              VALUE
  OF SHARES    SECURITY                                      RATE         MATURITY             (000)
----------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (1.6%)
 2,761,361     AIM Short-Term Investment Co. Liquid
                 Assets Portfolio, 2.82% (k)                                                   2,761
27,665,562     Merrill Lynch Premier Institutional Fund,
                 3.00% (k)                                                                    27,666
                                                                                     ---------------
               Total Money Market Funds                                                       30,427
                                                                                     ---------------
               Total Short-term Investments Purchased With
               Cash Collateral From Securities Loaned
               (cost: $170,427)                                                              170,427
                                                                                     ---------------

               TOTAL INVESTMENTS (COST: $2,078,476)                                  $     2,093,800
                                                                                     ===============


  N O T E S
--------------------------------------------------------------------------------
                    to Portfolio of INVESTMENTS

USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)

GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Futures contracts are valued at the last quoted sales price.

  N O T E S
--------------------------------------------------------------------------------
                    to Portfolio of INVESTMENTS
                    (continued)

USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)


7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial

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USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)


institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2008, was approximately $164,703,000.

E. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $48,261,000 and $32,937,000 respectively, resulting in net unrealized appreciation of $15,324,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,937,179,000 at April 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.1% of net assets at April 30, 2008.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of

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USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)


inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
PRE            Prerefunded to a date prior to maturity
REIT           Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Municipal Securities Purchase, Inc.



SPECIFIC NOTES

(a)     The security or a portion thereof was out on loan as of April 30, 2008.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

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USAA INCOME FUND
APRIL 30, 2008 (UNAUDITED)


(c) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2008.
(f) Security was fair valued at April 30, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2008, was $2,782,000, which represented 0.1% of the Fund's net assets.
(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(i) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(j) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(k) Rate represents the money market fund annualized seven-day yield at April 30, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.